Subordinated Notes and Debentures (Summary of Subordinated Notes and Debentures) (Parenthetical) (Details) - CAD ($) $ in Billions		12 Months Ended
	Jul. 25, 2024	Oct. 31, 2024
3.625% subordinated debentures due September 15, 2031 [member] | Earliest Redemption Date September 15, 2026 to September 15, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis		5-year Mid-Swap Rate
5.146% Subordinated Debentures due Septemeber 10, 2034 [member] | Earliest Redemption Date September 15, 2026 to September 15, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis		5-year U.S. Treasury Rate
3.224% subordinated debentures due July 25, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument principal amount repaid	$ 1.5
Interest rate (%)	3.224%	3.224%
Debt instrument percentage of principal amount redeemed	100.00%